Share capital (Tables)	3 Months Ended
Mar. 31, 2019
Share Capital [Abstract]
Schedule of changes in options
		March 31, 2019
	Number of options	Weighted average exercise price
Options outstanding, beginning	4,756,174	$2.73
Options granted	1,228,182	4.52
Options forfeited	(112,500)	8.41
Options cancelled	(275,000)	11.75
Options outstanding, ending	5,596,856	$2.63

Schedule of details of options outstanding
Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.30	3.20 years	2,045,455	1,960,228
$0.30	3.37 years	308,522	282,812
$0.80	3.70 years	677,273	564,394
$0.80	3.94 years	12,500	9,635
$2.00	4.23 years	12,500	7,161
$2.00	4.89 years	352,500	248,229
$2.00	5.36 years	50,000	20,833
$9.60 USD	5.77 years	205,000	62,032
$6.18 USD	6.36 years	175,000	-
$1.53 USD	4.64 years	120,000	30,000
$5.00 USD	4.67 years	409,924	409,924
$3.40 USD	6.97 years	1,228,182	708,182
	4.56 years	5,596,856	4,303,430

Schedule of stock options Black-Scholes option pricing model
Three months ended March 31, 2019
Expected life of options	3.5 - 5 years
Annualized volatility	62.29%
Risk-free interest rate	1.58%
Dividend rate	0%

Schedule of changes in warrants
	March 31, 2019		December 31, 2018
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	-	-	10,807,093	5.36
Warrants exercised	(1,046,300)	3.94	(294,232)	5.08
Warrants outstanding, ending	21,323,418	$4.60	22,369,718	$5.03

Schedule of details in warrants outstanding
Exercise Price	Weighted average contractual life	Number of warrants outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.57 years	11,057,558
$2.00 USD - $24.00 USD	4.40 years	5,764,492
Transferable Warrants
$4.25 USD	4.36 years	4,501,368